Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2019	22,085,856
Beginning balance at Nov. 30, 2019	$ 45,561,222	$ 44,167,721	$ 284,421	$ (93,705,585)	$ (3,692,221)
Stock options to employees (Note 8)		53,749			53,749
Cashless exercise of 2018 Pre-Funded Warrants (Note 10), shares	1,592,249
Cashless exercise of 2018 Pre-Funded Warrants (Note 10), amount	$ 583,180	(583,180)			0
Beneficial conversion feature related to Debentures (Note 5)		552,119			552,119
Net loss				(1,747,373)	(1,747,373)
Ending balance, shares at Feb. 29, 2020	23,678,105
Ending balance at Feb. 29, 2020	$ 46,144,402	44,190,409	284,421	(95,452,958)	(4,833,726)
Beginning balance, shares at Nov. 30, 2020	23,678,105
Beginning balance at Nov. 30, 2020	$ 46,144,402	44,354,138	284,421	(97,096,550)	(6,313,589)
Stock options to employees (Note 8)		10,550			10,550
Beneficial conversion feature related to Debentures (Note 5)		41,667			41,667
Net loss				(924,566)	(924,566)
Ending balance, shares at Feb. 28, 2021	23,678,105
Ending balance at Feb. 28, 2021	$ 46,144,402	$ 44,406,355	$ 284,421	$ (98,021,116)	$ (7,185,938)